Blackberry Limited and Summary of Significant Accounting Policies and Critical Accounting Estimates Adoption of Accounting Policies (Details) - USD ($)	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Mar. 01, 2018
Adoption of new accounting policies [Line Items]
ASU 2016-1 Adoption - change in fair value equity securities to investment income	$ 8,000,000
Net income (loss)	93,000,000	$ 405,000,000	$ (1,206,000,000)
Revenues	$ 904,000,000	$ 932,000,000	$ 1,309,000,000
Earnings Per Share, Basic	$ 0.17	$ 0.76	$ (2.30)
Selling, General and Administrative Expense	$ 406,000,000	$ 467,000,000	$ 553,000,000
Earnings Per Share, Diluted	$ 0.00	$ 0.74	$ (2.30)
Retained earnings	$ (32,000,000)	$ (45,000,000)
Adoption 2016-1 Change in fair value of debenture from instrument-specific credit risk				$ 14,000,000
Other Assets [Member]
Adoption of new accounting policies [Line Items]
Other Assets	84,000,000	66,000,000		77,000,000
Cumulative Effect of New Accounting Principle in Period of Adoption				11,000,000
Impact of ASC606 during the fiscal year	17,000,000
Deferred Revenue [Domain]
Adoption of new accounting policies [Line Items]
Cumulative Effect of New Accounting Principle in Period of Adoption				97,000,000
Deferred Revenue	350,000,000	195,000,000		292,000,000
Impact of ASC606 during the fiscal year	40,000,000
Shareholders' Equity [Member]
Adoption of new accounting policies [Line Items]
Cumulative Effect of New Accounting Principle in Period of Adoption				(86,000,000)
Retained earnings		$ (45,000,000)		$ (131,000,000)
Impact of ASC606 during the fiscal year	(23,000,000)
without impact of ASC606
Adoption of new accounting policies [Line Items]
Net income (loss)	49,000,000
Revenues	$ 864,000,000
Earnings Per Share, Basic	$ 0.09
Selling, General and Administrative Expense	$ 410,000,000
Earnings Per Share, Diluted	$ (0.07)
Other Assets	$ 67,000,000
Deferred Revenue	310,000,000
Retained earnings	(9,000,000)
Sales Revenue, Net [Member]
Adoption of new accounting policies [Line Items]
Impact of ASC606 during the fiscal year	40,000,000
Selling, marketing and administration [Member]
Adoption of new accounting policies [Line Items]
Impact of ASC606 during the fiscal year	(4,000,000)
Net Income [Member]
Adoption of new accounting policies [Line Items]
Impact of ASC606 during the fiscal year	44,000,000
Earnings Per Shae, Basic [Member]
Adoption of new accounting policies [Line Items]
Impact of ASC606 during the fiscal year	0.08
Earnings Per Shae, Diluted [Member]
Adoption of new accounting policies [Line Items]
Impact of ASC606 during the fiscal year	$ 0.07